UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21888

Oppenheimer Institutional Money Market Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: May 31

Date of reporting period: 2/27/2015

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS February 27, 2015* Unaudited

	Maturity Date**	Final Legal Maturity Date***	Principal Amount	Value

Certificates of Deposit—54.6%
Yankee Certificates of Deposit—54.6%
Aust & NZ Banking Group, Grand Cayman:
0.08%	3/6/15	3/6/15	$55,000,000	$ 55,000,000
0.11%	3/5/15	3/5/15	50,000,000	50,000,000
0.11%	3/3/15	3/3/15	100,000,000	100,000,000
0.12%	3/2/15	3/2/15	80,000,000	80,000,000

Bank of Montreal, Chicago:
0.22%	5/4/15	5/4/15	50,000,000	50,000,000
0.23%	5/13/15	5/13/15	50,000,000	50,000,000
0.23%	3/4/15	3/4/15	105,000,000	105,000,000

Bank of Nova Scotia, Houston TX:
0.24%[1]	3/2/15	7/6/15	50,000,000	50,000,000
0.30%	9/21/15	9/21/15	50,000,000	50,000,000
0.31%[1]	3/2/15	3/23/16	50,000,000	50,000,000
0.393%[1]	3/4/15	3/4/16	78,000,000	78,057,465

Bank of Tokyo-Mitsubishi UFJ NY, 0.23%[2]	4/23/15	4/23/15	30,000,000	30,000,000

Canadian Imperial Bank of Commerce NY:
0.242%[1]	3/26/15	6/26/15	170,000,000	170,000,000
0.244%[1]	3/23/15	7/22/15	72,000,000	72,000,000
0.263%[1]	3/14/15	9/14/15	30,000,000	30,000,000

DnB Bank ASA NY:
0.08%	3/6/15	3/6/15	100,000,000	100,000,000
0.09%	3/5/15	3/5/15	100,000,000	100,000,000
0.12%	3/2/15	3/2/15	95,000,000	95,000,000

DnB Bank ASA, Grand Cayman, 0.09%	3/4/15	3/4/15	50,000,000	50,000,000

HSBC Bank USA NA:
0.27%	6/2/15	6/2/15	45,000,000	45,000,000
0.281%[1]	3/2/15	11/2/15	40,000,000	40,000,000
0.43%	11/17/15	11/17/15	50,000,000	50,000,000

Mitsubishi UFJ TR & BK NY:
0.24%[2]	5/7/15	5/7/15	18,000,000	18,000,000
0.24%[2]	5/4/15	5/4/15	40,000,000	40,000,000
0.25%[2]	6/15/15	6/15/15	75,000,000	75,000,000
0.25%[2]	6/11/15	6/11/15	60,000,000	60,000,000
0.25%[2]	5/1/15	5/1/15	40,000,000	40,000,000
0.255%[2]	6/16/15	6/16/15	50,000,000	50,000,000
0.27%[2]	6/22/15	6/22/15	25,000,000	25,000,000

Nordea Bank Finland plc, New York:
0.215%	4/27/15	4/27/15	50,000,000	50,000,000
0.225%	5/18/15	5/18/15	50,000,000	50,000,000

Northern Trust Co., Grand Cayman, 0.01%	3/2/15	3/2/15	164,000,000	164,000,000

Rabobank Nederland NV, New York:
0.271%[1]	3/7/15	3/9/15	50,000,000	50,000,000
0.307%[1]	4/20/15	7/17/15	100,000,000	100,000,000

Royal Bank of Canada, New York, 0.284%[1]	3/6/15	1/6/16	50,000,000	50,000,000

Skandinaviska Enskilda Bank, New York, 0.25%	3/3/15	3/3/15	35,000,000	35,000,048

Skandinaviska Enskilda Banken, Grand Cayman, 0.05%	3/2/15	3/2/15	210,000,000	210,000,000

1      OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Maturity Date**	Final Legal Maturity Date***	Principal Amount	Value

Yankee Certificates of Deposit (Continued)
Sumitomo Mutsui Bank NY:
0.23%	5/5/15	5/5/15	$58,000,000	$ 58,000,000
0.24%	5/15/15	5/15/15	50,000,000	50,000,000
0.24%	5/14/15	5/14/15	25,000,000	25,000,000
0.24%	5/6/15	5/6/15	40,000,000	40,000,000
0.24%	5/12/15	5/12/15	120,000,000	120,000,000

Svenska Handelsbanken, Grand Cayman:
0.04%	3/2/15	3/2/15	255,000,000	255,000,000
0.09%	3/3/15	3/3/15	100,000,000	100,000,000

Swedbank AB, New York, 0.22%	4/2/15	4/2/15	100,000,000	100,000,000

Toronto Dominion Bank, New York:
0.22%	5/27/15	5/27/15	45,000,000	45,000,000
0.23%	6/3/15	6/3/15	50,000,000	50,000,000
0.27%	6/1/15	6/1/15	100,000,000	100,000,000
0.27%	6/2/15	6/2/15	50,000,000	50,000,000
0.30%	6/12/15	6/12/15	45,000,000	45,000,000

Wells Fargo Bank NA:
0.262%[1]	3/12/15	6/12/15	65,000,000	65,000,000
0.274%[1]	3/6/15	11/6/15	100,000,000	100,000,000
0.29%[1]	3/2/15	10/22/15	50,000,000	50,000,000
0.30%[1]	3/2/15	2/12/16	50,000,000	50,000,000

Westpac Banking Corp., New York:
0.253%[1]	3/15/15	4/15/15	50,000,000	50,000,000
0.273%[1]	3/14/15	11/16/15	50,000,000	50,000,000
0.274%[1]	3/23/15	10/21/15	100,000,000	100,000,000
0.301%[1]	3/9/15	2/9/16	50,000,000	50,000,000

Total Certificates of Deposit (Cost $4,070,057,513)				4,070,057,513

Direct Bank Obligations—13.8%
Commonwealth Bank of Australia, 0.262%[1,3]	3/23/15	6/16/15	119,300,000	119,300,000

Credit Agricole Corporate & Investment Bank, New York Branch, 0.06%	3/2/15	3/2/15	140,000,000	140,000,000

HSBC USA, Inc.:
0.23%	4/7/15	4/7/15	45,000,000	44,989,650
0.24%	4/22/15	4/22/15	25,000,000	24,991,500
0.271%	5/21/15	5/21/15	104,000,000	103,937,600

Natixis, New York Branch, 0.05%	3/2/15	3/2/15	140,000,000	140,000,000

PNC Bank NA:
0.281%	7/13/15	7/13/15	50,000,000	49,948,278
0.411%	10/14/15	10/14/15	112,000,000	111,711,723
0.411%	10/23/15	10/23/15	50,000,000	49,866,181

Swedbank AB:
0.20%	5/20/15	5/20/15	50,000,000	49,978,055
0.20%	5/19/15	5/19/15	67,750,000	67,720,642
0.21%	5/21/15	5/21/15	50,000,000	49,976,667
0.22%	6/9/15	6/9/15	8,250,000	8,245,009
0.23%	6/22/15	6/22/15	30,000,000	29,978,533
0.235%	7/1/15	7/1/15	40,000,000	39,968,406

Total Direct Bank Obligations (Cost $1,030,612,244)				1,030,612,244

Short-Term Notes/Commercial Paper—30.9%
Capital Markets—3.6%
BNP Paribas Finance, Inc.:
0.25%	3/27/15	3/27/15	50,000,000	49,991,319

2      OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Maturity Date**	Final Legal Maturity Date***	Principal Amount	Value

Capital Markets (Continued)
BNP Paribas Finance, Inc.: (Continued)
0.25%	3/25/15	3/25/15	$100,000,000	$ 99,984,028
0.25%	6/5/15	6/5/15	65,000,000	64,957,118
0.25%	4/2/15	4/2/15	30,000,000	29,993,542
0.27%	6/19/15	6/19/15	25,000,000	24,979,562

				269,905,569

Leasing & Factoring—1.0%
American Honda Finance Corp., 0.235%[1]	3/4/15	6/4/15	30,000,000	30,000,000

Toyota Motor Credit Corp., 0.28%	8/17/15	8/17/15	50,000,000	49,934,667

				79,934,667

Municipal—4.6%
AARP Nts., Series 2001, 0.08%[1]	3/6/15	3/6/15	50,000,000	50,000,000

Baltimore, MD General Obligation Bonds, Series 2003C, 0.10%[1]	3/6/15	3/6/15	5,795,000	5,795,000

Calhoun Port Authority (The), TX Revenue Bonds, Formosa Plastics Corp. America, Series 2012, 0.04%[1]	3/6/15	3/6/15	50,000,000	50,000,000

Capital Market Access Co. LC Bonds, Carteret Investment Assn. LLC, Series 2008, 0.17%[1]	3/6/15	3/6/15	6,445,000	6,445,000

Charlotte, NC Certificates of Participation, NASCAR Hall of Fame Facilities, Series 09D, 0.11%[1]	3/6/15	3/6/15	91,215,000	91,215,000

Johnson, TN Health & Education Facilities, Mountain States Health, Series 2007B-1, 0.11%[1]	3/6/15	3/6/15	3,190,000	3,190,000

Johnson, TN Health & Education Facilities, Mountain States Health, Series 2013B, 0.11%[1]	3/6/15	3/6/15	11,075,000	11,075,000

Macon-Bibb Cnty. GA Industrial Development Authority Revenue Bonds, Bass Pro Outdoor World, Series 2005, 0.14%[1]	3/6/15	3/6/15	17,100,000	17,100,000

North Hudson, NJ Sewerage Authority Revenue Lease Certificates, Series 2012C, 0.12%[1]	3/6/15	3/6/15	10,000,000	10,000,000

OH Higher Education Facilities Commission, Xavier University 2008 Project, Series B, 0.11%[1]	3/6/15	3/6/15	45,880,000	45,880,000

SC Jobs Economic Development Authority Bonds, South Atlantic Canners, Inc., Series 2001, 0.13%[1]	3/6/15	3/6/15	5,000,000	5,000,000

Tift Cnty. Development Authority Industrial Development Revenue Bonds, Heatcraft Refrigeration Products, Series 2008B, 0.17%[1]	3/6/15	3/6/15	11,700,000	11,700,000

Trinitas Hospital Bonds, Series 2006, 0.17%[1]	3/6/15	3/6/15	12,995,000	12,995,000

University Hospitals Health System, Inc. Hospital Revenue Bonds, Series 2013C, 0.13%[1]	3/6/15	3/6/15	25,000,000	25,000,000

				345,395,000

Pharmaceuticals—1.3%
Novartis Finance Corp., 0.11%[3]	3/5/15	3/5/15	97,500,000	97,499,106

Receivables Finance—9.2%
Alpine Securitization Corp.:
0.22%	5/22/15	5/22/15	20,000,000	19,990,100

3      OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Maturity Date**	Final Legal Maturity Date***	Principal Amount	Value

Receivables Finance (Continued)
Alpine Securitization Corp.: (Continued)
0.22%	5/26/15	5/26/15	$80,000,000	$ 79,958,445

Barton Capital LLC, 0.12%[3]	3/16/15	3/16/15	31,178,000	31,176,545

Manhattan Asset Funding Co., 0.235%[3]	4/22/15	4/22/15	50,000,000	49,983,354

Old Line Funding Corp.:
0.13%[3]	3/18/15	3/18/15	50,000,000	49,997,111
0.22%[3]	4/10/15	4/10/15	77,942,000	77,923,424
0.22%[3]	4/6/15	4/6/15	24,298,000	24,292,803

Sheffield Receivables Corp.:
0.21%[3]	4/14/15	4/14/15	79,000,000	78,980,184
0.25%[3]	4/29/15	4/29/15	40,000,000	39,983,889
0.25%[3]	5/6/15	5/6/15	50,000,000	49,977,431
0.25%[3]	5/13/15	5/13/15	50,000,000	49,975,000

Thunder Bay Funding LLC:
0.22%[3]	5/1/15	5/1/15	50,000,000	49,981,667
0.22%[3]	4/20/15	4/20/15	20,200,000	20,193,951
0.32%[3]	8/5/15	8/5/15	58,750,000	58,668,533

				681,082,437

Special Purpose Financial—11.2%
Anglesea Funding LLC:
0.15%[2]	3/6/15	3/6/15	78,400,000	78,398,693
0.15%[2]	3/4/15	3/4/15	71,600,000	71,599,403
0.15%[2]	3/2/15	3/2/15	100,300,000	100,300,000

Cedar Springs Capital Co. LLC, 0.25%	3/16/15	3/16/15	50,000,000	49,995,139

Collateralized Commercial Paper II Co. LLC:
0.23%	6/12/15	6/12/15	34,200,000	34,177,713
0.23%	6/18/15	6/18/15	50,000,000	49,965,500
0.23%[2]	6/22/15	6/22/15	33,000,000	32,976,387

Concord Minutemen Cap. Co. LLC:
0.25%	4/16/15	4/16/15	30,000,000	29,990,625
0.25%	4/24/15	4/24/15	25,000,000	24,990,799

Crown Point Capital Co.:
0.21%	3/11/15	3/11/15	28,000,000	27,998,530
0.21%	3/13/15	3/13/15	50,000,000	49,996,792
0.21%	3/10/15	3/10/15	43,000,000	42,997,993
0.21%	3/12/15	3/12/15	40,000,000	39,997,667
0.25%	4/17/15	4/17/15	31,000,000	30,990,097

Lexington Parker Capital Co. LLC:
0.21%[3]	3/13/15	3/13/15	40,000,000	39,997,433
0.25%[3]	4/16/15	4/16/15	28,000,000	27,991,250
0.25%[3]	4/17/15	4/17/15	30,000,000	29,990,417

Ridgefield Funding Co. LLC, 0.241%[1]	3/5/15	4/3/15	74,700,000	74,700,000

				837,054,438

Total Short-Term Notes/Commercial Paper (Cost $2,310,871,217)				2,310,871,217

4      OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Maturity Date**	Final Legal Maturity Date***	Principal Amount	Value

Investment Company—0.7%

Dreyfus Institutional Cash Advantage Fund, Cl. I, 0.06%[4] (Cost $51,067,995)	3/2/15	3/2/15	$51,067,995	$ 51,067,995

Total Investments, at Value (Cost $7,462,608,969)			100.0%	7,462,608,969

Net Other Assets (Liabilities)			0.0	1,295,291

Net Assets			100.0%	$ 7,463,904,260

Footnotes to Statement of Investments

Short-term notes and direct bank obligations are generally traded on a discount basis; the interest rate shown is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

*February 27, 2015 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

**The Maturity Date represents the date used to calculate the Fund’s weighted average maturity as determined under Rule 2a-7.

***If different from the Maturity Date, the Final Legal Maturity Date includes any maturity date extensions which may be affected at the option of the issuer or unconditional payments of principal by the issuer which may be affected at the option of the Fund, and represents the date used to calculate the Fund’s weighted average life as determined under Rule 2a-7.

1. Represents the current interest rate for a variable or increasing rate security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $621,274,483 or 8.32% of the Fund’s net assets as of February 27, 2015.

3. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $895,912,098 or 12.00% of the Fund’s net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees

4. Rate shown is the 7-day yield as of February 27, 2015.

5      OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

NOTES TO STATEMENT OF INVESTMENTS February 28, 2015 Unaudited

1. Organization

Oppenheimer Institutional Money Market Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek income consistent with stability of principal. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Quarterly Period. The last day of the Fund’s quarterly period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund’s Board of Trustees.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public

6      OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of February 27, 2015 based on valuation input level:

7      OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Investments, at Value:
Assets Table
Certificates of Deposit	$—	$4,070,057,513	$—	$4,070,057,513
Direct Bank Obligations	—	1,030,612,244	—	1,030,612,244
Short-Term Notes/Commercial Paper	—	2,310,871,217	—	2,310,871,217
Investment Company	51,067,995	—	—	51,067,995

Total Assets	$51,067,995	$7,411,540,974	$—	$7,462,608,969

8      OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 2/27/2015, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Institutional Money Market Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date:	4/10/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date:	4/10/2015

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	4/10/2015